CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned ESOP Shares
Balance at Dec. 31, 2011	$ 22,546	$ 24	$ 12,260	$ (9,864)	$ 19,642	$ 484
Increase (Decrease) in Stockholders' Equity
Purchase of 715 and 290 treasury stock shares for the year ended 2013 and 2012, respectively	(3)			(3)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation	193		193
Net income (loss)	(22)				(22)
Other comprehensive income (loss)	138					138
Balance at Dec. 31, 2012	22,852	24	12,453	(9,867)	19,620	622
Increase (Decrease) in Stockholders' Equity
Purchase of 715 and 290 treasury stock shares for the year ended 2013 and 2012, respectively	(7)			(7)
Reclassification due to changes in fair value of common stock in ESOP subject to contingent repurchase obligation	(105)		(105)
Net income (loss)	903				903
Other comprehensive income (loss)	(1,027)					(1,027)
Items related to Conversion and stock offering:
Treasury stock retired pursuant to reorganization		(4)	(9,870)	9,874
Cancellation of Old AJS Bancorp, Inc. shares and fractional shares		(20)	20
Proceeds from stock offering 2,313,463 shares, net of expense of $1,352	12,849	23	12,826
Purchase of 112,534 shares of ESOP pursuant to reorganization	(1,125)						(1,125)
ESOP shares earned, 3,751 shares	44		6				38
Balance at Dec. 31, 2013	$ 34,384	$ 23	$ 15,330		$ 20,523	$ (405)	$ (1,087)